SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure Of Segmented Information [Abstract]
SEGMENTED INFORMATION [Text Block]

10.  SEGMENTED INFORMATION

The Company operates in one reportable operating segment, being mineral exploration. Geographic segment information of the Company as at and for the years ended December 31, 2021 is as follows:

	December 31, 2021
	Canada	USA	Total
Non current assets	$-	$32,238	$32,238
Total assets	$790	$32,339	$33,129
Total liabilities	$(196)	$(1,217)	$(1,413)

	Year ended December 31, 2021
	Canada	USA	Total

Net Loss	$(2,633)	$(391)	$(3,024)